Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance for doubtful receivables	$ 1,478	$ 1,693
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	3,904	9,189
Deferred revenue of the consolidated VIE and its subsidiary without recourse to the Company	33,037	25,697
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	$ 16,129	$ 15,091
Treasury stock, shares	2,123,382	2,149,280
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	37,150,000
Ordinary shares, shares outstanding	26,059,433	13,609,208
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	$ 29	$ 28
Deferred revenue of the consolidated VIE and its subsidiary without recourse to the Company	5,986	11,878
Accrued liabilities and other current liabilities of the consolidated VIE and its subsidiary without recourse to the Company	$ 804	$ 404
Series A Preferred Stock [Member]
Convertible redeemable preferred shares, par value	$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares authorized		2,500,000
Convertible redeemable preferred shares, shares issued	0	2,476,190
Convertible redeemable preferred shares, shares outstanding	0	2,476,190
Convertible redeemable preferred shares, redemption amount		$ 6,737
Series B Preferred Stock [Member]
Convertible redeemable preferred shares, par value	$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares authorized		3,000,000
Convertible redeemable preferred shares, shares issued	0	1,889,249
Convertible redeemable preferred shares, shares outstanding	0	1,889,249
Convertible redeemable preferred shares, redemption amount		$ 14,625
Series C Preferred Stock [Member]
Convertible redeemable preferred shares, par value	$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares authorized		1,650,000
Convertible redeemable preferred shares, shares issued	0	1,599,186
Convertible redeemable preferred shares, shares outstanding	0	1,599,186
Convertible redeemable preferred shares, redemption amount		$ 22,288
Series D Preferred Stock [Member]
Convertible redeemable preferred shares, par value	$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares authorized		4,500,000
Convertible redeemable preferred shares, shares issued	0	2,493,018
Convertible redeemable preferred shares, shares outstanding	0	2,493,018
Convertible redeemable preferred shares, redemption amount		$ 58,874
Series E Preferred Stock [Member]
Convertible redeemable preferred shares, par value	$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares authorized		1,200,000
Convertible redeemable preferred shares, shares issued	0	1,068,114
Convertible redeemable preferred shares, shares outstanding	0	1,068,114
Convertible redeemable preferred shares, redemption amount		$ 20,000
Ordinary Shares [Member]
Convertible redeemable preferred shares, par value	$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares issued	0	742,320
Convertible redeemable preferred shares, shares outstanding	0	742,320
Ordinary Shares - Class A [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	80,000,000	37,150,000
Ordinary shares, shares issued	21,238,825	13,609,208
Ordinary shares, shares outstanding	21,238,825	13,609,208
Ordinary Shares - Class B [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	20,000,000	0
Ordinary shares, shares issued	4,820,608	0
Ordinary shares, shares outstanding	4,820,608	0